Segment Reporting (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY segment	Dec. 31, 2010 CNY segment	Dec. 31, 2012 P&C USD ($)	Dec. 31, 2012 P&C CNY	Dec. 31, 2011 P&C CNY	Dec. 31, 2010 P&C CNY	Dec. 31, 2012 Life USD ($)	Dec. 31, 2012 Life CNY	Dec. 31, 2011 Life CNY	Dec. 31, 2010 Life CNY	Dec. 31, 2012 Claims Adjusting USD ($)	Dec. 31, 2012 Claims Adjusting CNY	Dec. 31, 2011 Claims Adjusting CNY	Dec. 31, 2010 Claims Adjusting CNY	Dec. 31, 2012 Other USD ($)	Dec. 31, 2012 Other CNY	Dec. 31, 2011 Other CNY	Dec. 31, 2010 Other CNY
Segment Reporting
Number of reportable operating segments	3	3	3	4
Operations by business segment
Net revenues	$ 254,589	1,586,117	1,516,675	1,233,937	$ 174,990	1,090,205	1,032,594	821,259	$ 43,780	272,755	276,402	235,584	$ 34,911	217,497	202,003	177,094	$ 908	5,660	5,676
Operating costs and expenses	(244,024)	(1,520,291)	(2,265,448)	(839,412)	(146,278)	(911,330)	(1,626,472)	(389,266)	(42,706)	(266,062)	(245,571)	(194,612)	(29,967)	(186,694)	(243,072)	(156,825)	(25,073)	(156,205)	(150,333)	(98,709)
Income (loss) from operations	10,565	65,826	(748,773)	394,525	28,712	178,875	(593,878)	431,993	1,074	6,693	30,831	40,972	4,944	30,803	(41,069)	20,269	(24,165)	(150,545)	(144,657)	(98,709)
Segment assets	$ 545,865	3,400,789	3,280,996		$ 247,595	1,542,536	1,367,326		$ 40,148	250,126	200,713		$ 13,535	84,325	108,630		$ 244,587	1,523,802	1,604,327